OTHER BALANCE SHEET SUPPLEMENTALS	12 Months Ended
Dec. 31, 2013
OTHER BALANCE SHEETS SUPPLEMENTAL [Abstract]
OTHER BALANCE SHEETS SUPPLEMENTAL
NOTE 10 -        OTHER BALANCE SHEETS SUPPLEMENTALS

a.	Other accounts receivable and prepaid expenses:

	December 31,
	2013 (*)	2012

Deferred tax asset	$1,589	$2,122
Government authorities	1,154	1,424
Prepaid expenses	498	831
Income receivables and grants	-	33
Derivatives	-	27
Amounts due from related parties	5	54
Other	68	96

	$3,314	$4,587

(*) Excluding held for sale assets at December 31, 2013

b.	Other account payable and accrued expenses:

	December 31,
	2013(*)	2012

Employees and payroll accruals	$3,077	$3,358
Accrued expenses (**)	732	1,757
Government authorities	483	673
Advances from customers	840	731
Warranty provision	229	276
Accrued royalties	336	268
Deferred tax liability	40	126
Amounts due to related parties	-	112
Other accrued expenses	78	106

	$5,815	$7,407

(*) Excluding held for sale assets at December 31, 2013
(**) Includes $750 royalties payable to a supplier in the MRO business, at December 31, 2013, following a reconciliation of an audit.